Randy Legg
Vice President &
Assistant Counsel

July 18, 2005

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA  22312

      Re:   OFI Tremont Core Strategies Hedge Fund (Reg. No. 811-21110; File No. 333-89784)
            OFI Tremont Market Neutral Hedge Fund (Reg. No. 811-21109; File No. 333-89782)
            Oppenheimer  International  Large-Cap Core Trust (Reg. No.  811-21370;  File No.
            333-106014) on behalf of:
                  -Oppenheimer International Large-Cap Core Fund
            Oppenheimer  International Value Trust (Reg. No. 811-21369; File No. 333-105970)
            on behalf of:
                  -Oppenheimer International Value Fund
            Oppenheimer  Limited Term California  Municipal Fund (Reg. No.  811-21474;  File
            No. 333-111230)
            Oppenheimer  Portfolio  Series (Reg.  No.  811-21696;  File No.  333-121449)  on
            behalf of:
                  -Oppenheimer Portfolio Series Active Allocation Fund
                  -Oppenheimer Portfolio Series Aggressive Investor Fund
                  -Oppenheimer Portfolio Series Conservative Investor Fund
                  -Oppenheimer Portfolio Series Moderate Investor Fund
            Oppenheimer Real Estate Fund (Reg. No. 811-10589; File No. 333-74582)
            Oppenheimer Select Value Fund (Reg. No. 811-09845; File No. 333-100700)
            Oppenheimer Total Return Bond Fund (Reg. No. 811-21208; File No. 33-58343)
            Oppenheimer  Tremont  Market Neutral Fund,  LLC (Reg.  No.  811-10537;  File No.
            333-71716)
            Oppenheimer  Tremont  Opportunity  Fund,  LLC  (Reg.  No.  811-10541;  File  No.
            333-71722)

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing with the  Commission is hereby made pursuant to Rule
14a-6  under  the  Securities  Exchange  Act of  1934,  as  amended.  This  filing  contains preliminary  proxy  materials to be furnished to shareholders of each of the above mentioned funds in the  Oppenheimer  family of mutual funds (the "Funds") in  connection  with a joint meeting of the Funds'  shareholders to be held September 26, 2005.  Those materials  include the proxy statement, ballot, and notice of meeting.

      The  proposals to be submitted to  shareholders  at that meeting are: (1) the election of eleven  Trustees  for all Funds,  and (2) for  certain  Funds as  indicated  in the proxy statement,  to approve  changes to or the  elimination  of  certain  fundamental  investment policies.

      If there are any questions concerning this filing, please contact the undersigned.

Very truly yours,

/s/ Randy Legg

Randy Legg
Vice President &
Assistant Counsel
(303) 768-1026

Attachments

cc:   Mayer, Brown, Rowe & Maw, LLP
      KPMG LLP